ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the entity's subsidiaries and VIE and VIE's significant subsidiaries

As of December 31, 2012, details of the Company’s subsidiaries and VIE and VIE’s significant subsidiaries and schools were as follows:

Place of
	Incorporation	establishment/
Name	or acquisition date	incorporation	Legal ownership

Subsidiaries:
Xuecheng Century (Beijing) Information Technology Co., Ltd. (“Xuecheng Century”)	Aug 17, 2009	PRC	100%
China Xueda Corporation Limited (“Xueda HK”)	May 13, 2009	Hong Kong	100%
Beijing Xueda Education & Training Consulting Co., Ltd.	Oct 31, 2011	PRC	100%

VIE:
Beijing Xueda Information Technology Co., Ltd. (“Xueda Information”)	Jul 13, 2009	PRC	Nil	*

VIE’s significant subsidiaries and schools:
Taiyuan Xueda Education & Training School(1)	Dec 8, 2008	PRC	Nil	*
Suzhou Xuecheng Information Technology Co., Ltd.	Sep 28, 2009	PRC	Nil	*
Tianjin Xueda Educational Information Consulting Co., Ltd.	Oct 26, 2009	PRC	Nil	*
Guangzhou Xueda Educational Technology Co., Ltd.	Nov 24, 2009	PRC	Nil	*
Shenzhen Xueda Information Technology Co., Ltd.	Nov 25, 2009	PRC	Nil	*
Jinan Xueda Education & Training School(1)	Dec 17, 2009	PRC	Nil	*
Hangzhou Xueda Education Consulting Co., Ltd.	Mar 09, 2010	PRC	Nil	*
Changchun Xueda Education & Training School(1)	Jun 11, 2010	PRC	Nil	*
Shenyang Xueda Education & Training School(1)	Aug 10, 2010	PRC	Nil	*
Nanjing Xueda Education & Training School(1)	Sep 30, 2010	PRC	Nil	*
Xi’an Beilin District Xueda Education & Training School(1)	Dec 14, 2010	PRC	Nil	*
Xi’an Yanta Xueda Education & Training School(1)	Feb 24, 2011	PRC	Nil	*
Shanghai Jinshan District Xueda Education School of Continuing Studies(1)	Dec 16, 2010	PRC	Nil	*
Beijing Chaoyang Xueda Training School(1)	Jan 25, 2011	PRC	Nil	*
Beijing Haidian Xueda Training School(1)	May 31, 2011	PRC	Nil	*

*                                         These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

(1)                                     These private schools are established and controlled by Xueda Information or its subsidiaries.  Under PRC laws and regulations, entities who establish private schools are commonly referred to as “sponsors” instead of “owners” or “shareholders”.  The economic substance of “sponsorship” in respect of private schools is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of equity interest structure at date of incorporation

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00

Schedule of financial information of the entity's VIE and VIE's subsidiaries

	December 31,
	2011	2012

Cash and cash equivalents	50,346	61,418
Prepaid expense and other current assets	15,489	11,402
Total current assets	77,336	107,348
Total assets	113,157	154,133
Deferred revenue	101,404	133,792
Total current liabilities	105,624	132,407
Total liabilities	127,933	161,313
Total equity	(14,776)	(7,180)

	Years ended December 31,
	2010	2011	2012

Net revenues	155,019	223,379	294,047
Net income (loss)	3,550	(2,056)	6,282
Net cash provided by operating activities	35,510	17,355	48,370
Net cash used in investing activities	(34,374)	(7,095)	(37,363)
Net cash provided by financing activities	353	—	—

Xueda Technology
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of equity interest structure at date of incorporation

The equity interest structure of Xueda Technology had been as follows since the incorporation of Xueda Technology till March 2008:

Percentage
Beneficial owners	of ownership
%

Rubin Li	33.00
Xin Jin	38.00
Jinbo Yao	22.00
Changyong Zhu	4.00
Qiang Deng	3.00
Total	100.00

Schedule of equity interest structure upon investments of CDH Xueda Education and Century Hui Ce

	Percentage	Percentage
	of ownership	of ownership
	in ordinary	on an as
Beneficial owners	share interest	converted basis
	%	%
Rubin Li	33.00	22.00
Xin Jin	38.00	25.33
Jinbo Yao	22.00	14.67
Changyong Zhu	4.00	2.67
Qiang Deng	3.00	2.00
Century Hui Ce	—	10.17
CDH Xueda Education	—	23.16
Total	100.00	100.00